Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Major Subsidiaries

As of December 31, 2025, SunCar’s major subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”)	December 5, 2007	PRC	51.16%*	Auto eInsurance service
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”)	June 11, 2009	PRC	100.00%	Technology services
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”)	April 26, 2018	PRC	100.00%	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”)	June 8, 2013	PRC	84.52%	Auto service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”)	November 22, 2012	PRC	100.00%	Holding company
Jiangxi Jiayi Auto Insurance Agency Co., Ltd. (“Jiangxi Jiayi”)	November 5, 2025	PRC	100.00%	Auto eInsurance service

*

On July 18, 2025, the People’s Court of Songjiang District, Shanghai, issued a judgment to revoke, within the amount of the creditor’s rights confirmed in the civil mediation agreement in favor of the plaintiff, the equity transfer of SunCar Online by the defendant, Zhejiang Shengling Automotive Service Co., Ltd. (formerly known as Shengda Automobile Service Group Co. Limited, or “Shengda Group”), to Shanghai Feiyou, and ordered the restoration of the equity ownership. Shanghai Feiyou subsequently filed an appeal against the judgment.

On October 31, 2025, the People’s Court upheld the original judgement. Considering the amount of the plaintiff’s claim against Shengda Group, Shanghai Feiyou’s equity interest in SunCar Online was reduced from 55.34% to 48.11% as of December 31, 2025. According to concerted action arrangements between Shanghai Feiyou and other shareholders, which still collectively hold an aggregate equity interest of 51.16% in SunCar Online, the Group believes that the outcome of this dispute will not affect Shanghai Feiyou’s effective control over SunCar Online. As of the issuance date of the audited consolidated financial statements, the judgment has not yet been enforced.